SCHEDULE OF FAIR VALUE ISSUANCE (Details) - GNQ INSILICO INC [Member] - USD ($)	Mar. 31, 2026	Mar. 16, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Convertible note payable, at fair value	$ 170,577	$ 160,194
Warrant liability, at fair value	95,487	89,806
Total	$ 266,064	$ 250,000